[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

April 30, 2002

Merrill Lynch
Retirement
Reserves
Money Fund

Of Merrill Lynch Retirement Series Trust

www.mlim.ml.com

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

DEAR SHAREHOLDER

For the six-month period ended April 30, 2002, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 1.80%* and 1.59%,* respectively. The Fund's Class I and Class II Shares had 7-day yields as of April 30, 2002 of 1.61% and 1.41%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 2002 was 57 days compared to 67 days at October 31, 2001.

The Environment

An already weak US economy suffered a considerable setback after the tragic events of September 11, 2001. Initial shocks caused a drop in equity prices, a pullback in consumer confidence and triggered job cuts in several industries. The quick response by the Federal Reserve Board to lower the Federal Funds rate reassured the financial markets and led to the restoration of normal activity. The lower interest rate scenario brought a new wave of home mortgage refinancing, providing many consumers with the means to spend more than anticipated during the holiday season. Additionally, discounted auto loan rates (0% financing plus rebates) were instrumental in boosting auto sales to record levels during the last months of 2001. Disclosures surrounding Enron Corporation's rise and fall and investor nervousness over possible irregularities in balance sheet accounting increased pressure on the equity markets and temporarily widened corporate spreads. Recently, economic numbers have painted a more optimistic picture of the economy and the projection for first-quarter gross domestic product growth was 5.8%. As the economy has picked up steam, we have seen an increased probability that the Federal Reserve Board will aggressively tighten monetary policy. This was manifested in a massive steepening in the front end of the yield curve (the yield on the two-year US Treasury note has risen by 70 basis points (0.70%) since the start of 2002).

During the months following September 11, 2001, the Federal Reserve Board lowered the Federal Funds rate by 175 basis points. However, incipient signs of economic recovery in January 2002 were enough to keep interest rates steady at the January 30 Federal Open Market Committee (FOMC) meeting. Several members of the FOMC, including Mr. Greenspan, expressed guarded optimism on the outlook for the US economy, and it seems that investors believe that the Federal Reserve Board's next move will be to increase interest rates. The Federal Reserve Board's challenge will be to balance the need to nurture the fledgling US economy with low interest rates and the risk that it might create an environment that spurs inflation.

Portfolio Strategy

During the six-month period ended April 30, 2002, our investment strategy changed with regard to duration. Early in the period, with the Federal Reserve Board continuing its easing cycle, we maintained our average life as close to the 60-day range as possible. We utilized a barbell investment strategy that allowed us to take advantage of higher interest rates in the 12-month sector of the yield curve while keeping a significant portion of the Fund invested in the very short end for liquidity. Increased scrutiny of the liquidity position of many commercial paper issuers served to reduce the issuance of commercial paper and forced us to look for alternatives. Accordingly, we added to our positions in floating rate securities, as they are a substitute for rolling commercial paper positions and will increase in yield along with short-term interest rates. In recent months, we avoided the longer end of

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

the yield curve and shortened our average maturity into the mid-50-day range, as we anticipate the eventual tightening of interest rates by the Federal Reserve Board.

The Fund's portfolio composition at the end of the April period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                             4/30/02    10/31/01
--------------------------------------------------------------------------------

Bank Notes ..............................................      1.4%       1.1%
Certificates of Deposit--European .......................      0.5        0.6
Certificates of Deposit--Yankee .........................      5.4        0.8
Commercial Paper ........................................     34.0       39.3
Corporate Notes .........................................      9.3       12.8
Funding Agreements ......................................      4.6        3.4
Promissory Notes ........................................      1.1        1.8
Repurchase Agreements ...................................     11.6        4.6
US Government, Agency &
   Instrumentality
   Obligations--Discount ................................      2.2       12.6
US Government, Agency &
   Instrumentality Obligations--
   Non-Discount .........................................     32.0       24.5
Liabilities in Excess of Other Assets ...................     (2.2)      (1.5)
                                                             -----      -----
Total ...................................................    100.0%     100.0%
                                                             =====      =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Donaldo S. Benito

Donaldo S. Benito
Vice President and Portfolio Manager

May 31, 2002

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

PROXY RESULTS

During the six-month period ended April 30, 2002, Merrill Lynch Retirement Reserves Money Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on March 28, 2002. A description of each proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                   Shares Voted    Shares Withheld
                                                                                        For          From Voting
------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:            Terry K. Glenn                7,051,615,004     414,486,690
                                                     James H. Bodurtha             7,050,651,678     415,450,016
                                                     Joe Grills                    7,051,623,299     414,478,395
                                                     Herbert I. London             7,051,646,189     414,455,505
                                                     Andre F. Perold               7,051,483,348     414,618,346
                                                     Roberta Cooper Ramo           7,050,397,297     415,704,397
                                                     Robert S. Salomon, Jr.        7,051,657,271     414,444,423
                                                     Melvin R. Seiden              7,049,512,328     416,589,366
                                                     Stephen B. Swensrud           7,049,716,830     416,384,864
------------------------------------------------------------------------------------------------------------------
                                                                       Shares Voted   Shares Voted   Shares Voted
                                                                            For          Against        Abstain
------------------------------------------------------------------------------------------------------------------
2. To approve to convert the Fund to a "master/feeder" structure.      6,127,170,736   768,405,702    570,525,256
------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                                 Face       Interest         Maturity
Issue                           Amount        Rate*            Date             Value
---------------------------------------------------------------------------------------
Bank Notes--1.4%
---------------------------------------------------------------------------------------
Fleet National Bank            $ 40,460      2.029+%         7/31/2002         $ 40,478
---------------------------------------------------------------------------------------
National City                    24,500      2.036+         10/10/2002           24,510
Bank of Ohio
---------------------------------------------------------------------------------------
U.S. Bank, NA,                   37,500      2.01+           7/19/2002           37,516
Minnesota
---------------------------------------------------------------------------------------
Total Bank Notes (Cost--$102,504) ............................................  102,504
---------------------------------------------------------------------------------------
Certificates of Deposit--European--0.5%
---------------------------------------------------------------------------------------
Halifax Building PLC             38,000      1.88            8/13/2002           38,002
---------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$38,001) ..............................................................   38,002
---------------------------------------------------------------------------------------
Certificates of Deposit--Yankee--5.4%
---------------------------------------------------------------------------------------
Abbey                            16,500      2.675           5/23/2003           16,517
National Treasury
Services PLC, NY
---------------------------------------------------------------------------------------
Barclays Bank PLC,               26,000      1.87            5/20/2002           26,000
NY                               40,000      1.87            5/21/2002           40,000
                                 40,000      1.80            6/19/2002           40,001
---------------------------------------------------------------------------------------
Canadian Imperial                51,000      1.86            7/17/2002           51,004
Bank of Commerce,                29,000      1.89            8/22/2002           29,003
NY                              110,000      1.775+         12/16/2002          109,968
---------------------------------------------------------------------------------------
Merita Bank PLC,                 50,000      4.30            5/01/2002           50,003
NY                               15,000      4.07            5/13/2002           15,012
---------------------------------------------------------------------------------------
Westdeutsche                     10,000      1.82            5/07/2002           10,000
Landesbank
Girozentrale, NY
---------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$387,490) .............................................................  387,508
---------------------------------------------------------------------------------------
Commercial Paper--34.0%
---------------------------------------------------------------------------------------
American Honda                   50,000      1.77            6/04/2002           49,914
Finance Corp.
---------------------------------------------------------------------------------------
Amsterdam                        25,000      1.82            5/08/2002           24,990
Funding Corp.                    38,000      1.81            5/09/2002           37,983
                                 30,000      1.80            5/16/2002           29,976
                                 50,000      1.78            5/24/2002           49,941
                                  7,000      1.79            5/29/2002            6,990
---------------------------------------------------------------------------------------
Asset Securitization             71,000      1.82+           5/28/2002           71,000
Cooperative Corp.
---------------------------------------------------------------------------------------
Beta Finance, Inc.                9,406      2.03            5/13/2002            9,400
                                 28,000      1.87            7/08/2002           27,905
---------------------------------------------------------------------------------------
Bills Securitization             46,000      1.85            5/22/2002           45,948
Ltd.
---------------------------------------------------------------------------------------
Blue Ridge Asset                 20,000      1.83            5/02/2002           19,998
Funding Corp.                    16,000      1.80            5/13/2002           15,990
                                 40,000      1.80            5/17/2002           39,966
                                 24,000      1.78            5/23/2002           23,973
---------------------------------------------------------------------------------------
CC (USA) Inc.                    22,000      1.88            7/08/2002           21,925
(Centauri)
---------------------------------------------------------------------------------------
CXC LLC                          55,000      1.88            5/13/2002           54,963
                                 52,975      1.77            6/05/2002           52,881
---------------------------------------------------------------------------------------
Clipper Receivables              55,970      1.82            5/06/2002           55,953
Corp.                            19,030      1.78            5/24/2002           19,007
---------------------------------------------------------------------------------------
Comision Federal                 46,000      1.82            5/03/2002           45,993
de Electricidad                  35,000      1.82            5/08/2002           34,986
---------------------------------------------------------------------------------------
Corporate Asset                  42,000      1.84            5/23/2002           41,951
Funding Co., Inc.
---------------------------------------------------------------------------------------
Corporate                        25,000      1.91            6/03/2002           24,957
Receivables Corp.
---------------------------------------------------------------------------------------
Delaware Funding                 26,000      1.78            5/23/2002           25,970
Corp.                            11,535      1.82            6/13/2002           11,509
---------------------------------------------------------------------------------------
Dexia Delaware LLC               31,000      1.82            7/18/2002           30,879
---------------------------------------------------------------------------------------
Dorada Finance Inc.              30,000      1.87            7/10/2002           29,895
---------------------------------------------------------------------------------------
Edison Asset                     40,000      1.87            5/21/2002           39,956
Securitization, LLC              41,000      1.87            7/08/2002           40,860
---------------------------------------------------------------------------------------
Enterprise Funding               40,000      1.81            5/07/2002           39,986
Corp.                            55,000      1.78            5/30/2002           54,918
                                 14,032      1.78            6/07/2002           14,006
---------------------------------------------------------------------------------------
Eureka                           25,000      1.82            5/21/2002           24,973
Securitization Inc.
---------------------------------------------------------------------------------------
FCAR Owner Trust                 20,000      1.85            5/03/2002           19,997
                                 44,900      1.87            6/17/2002           44,793
                                  5,000      1.93            8/13/2002            4,973
                                 28,000      1.85            8/14/2002           27,850
---------------------------------------------------------------------------------------
Falcon Asset                     25,000      1.84            5/01/2002           24,999
Securitization                   30,000      1.81            5/08/2002           29,988
                                 17,228      1.85            5/21/2002           17,209
                                 25,000      1.78            5/22/2002           24,973
                                 38,000      1.78            5/23/2002           37,957
                                 42,000      1.77            5/28/2002           41,942
                                 22,772      1.78            5/29/2002           22,739
---------------------------------------------------------------------------------------
Formosa Plastics                 15,000      1.82            5/03/2002           14,998
Corporation, USA                 10,000      1.86            5/08/2002            9,996
---------------------------------------------------------------------------------------
Forrestal Funding                21,122      1.88            5/22/2002           21,098
Master Trust                     25,000      1.85            5/28/2002           24,964
                                 26,000      1.81            6/03/2002           25,955
---------------------------------------------------------------------------------------
General Electric                 20,000      1.85            6/10/2002           19,959
Financial Assurance
Holdings Inc.
---------------------------------------------------------------------------------------
International Lease               5,000      1.83            5/17/2002            4,996
Finance Corporation
---------------------------------------------------------------------------------------
Intrepid Funding                 27,000      1.84            5/28/2002           26,961
Master Trust
---------------------------------------------------------------------------------------
Kitty Hawk Funding               28,000      1.78            5/15/2002           27,979
Corp.
---------------------------------------------------------------------------------------
Mont Blanc Capital               28,847      1.80            5/20/2002           28,818
Corp.                            27,614      1.82            5/20/2002           27,586
                                 40,000      1.82            6/13/2002           39,911
                                 23,742      1.84            7/22/2002           23,644
---------------------------------------------------------------------------------------
Morgan Stanley,                  25,000      1.893+          7/25/2002           25,000
Dean Witter & Co.
---------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                 Face       Interest         Maturity
Issue                           Amount        Rate*            Date             Value
---------------------------------------------------------------------------------------
Commercial Paper (concluded)
---------------------------------------------------------------------------------------
Old Line Funding               $ 20,123      1.79 %          5/20/2002        $  20,103
Corp.                             5,000      1.85            5/20/2002            4,995
---------------------------------------------------------------------------------------
Park Avenue                      15,000      1.82            5/06/2002           14,996
Receivables Corp.
---------------------------------------------------------------------------------------
Preferred                        35,000      1.78            5/22/2002           34,962
Receivables                      15,000      1.78            5/28/2002           14,979
Funding Corp.                    54,340      1.77            5/29/2002           54,263
                                 35,000      1.79            5/30/2002           34,948
                                 50,000      1.78            5/31/2002           49,923
---------------------------------------------------------------------------------------
Rio Tinto CP Ltd.                 7,401      1.83            5/03/2002            7,400
                                 20,565      1.84            5/07/2002           20,558
---------------------------------------------------------------------------------------
San Paolo-IMI US                 30,000      1.88            5/30/2002           29,953
Financial Company
---------------------------------------------------------------------------------------
Santander Central                27,500      1.97            5/30/2002           27,457
Hispano Finance
(Delaware), Inc.
---------------------------------------------------------------------------------------
Sheffield Receivables            25,000      1.78            5/28/2002           24,965
Corporation
---------------------------------------------------------------------------------------
Spintab AB                       27,100      1.88            5/14/2002           27,081
                                 10,000      1.83            5/22/2002            9,989
                                 30,000      1.83            5/23/2002           29,965
                                 32,000      1.85            7/10/2002           31,888
---------------------------------------------------------------------------------------
Tulip Funding                    30,000      1.82            5/02/2002           29,997
Corporation                       7,815      1.80            5/15/2002            7,809
---------------------------------------------------------------------------------------
WCP Funding Inc.                 35,900      1.83            5/02/2002           35,896
                                 14,000      1.77            5/22/2002           13,985
---------------------------------------------------------------------------------------
Windmill                         25,000      1.82            5/07/2002           24,991
Funding Corp.                    25,000      1.80            5/14/2002           24,983
                                 30,000      1.78            5/16/2002           29,976
                                 50,000      1.80            5/17/2002           49,958
                                 50,000      1.79            5/29/2002           49,928
---------------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$2,444,726) ........................................................   2,444,775
---------------------------------------------------------------------------------------
Corporate Notes--9.3%
---------------------------------------------------------------------------------------
American Honda                   12,500      1.88+           8/02/2002           12,500
Finance Corp.                    25,000      1.89+           8/14/2002           25,000
                                 12,500      1.92+           9/06/2002           12,500
---------------------------------------------------------------------------------------
Associates Corp. of              34,000      2.07+           6/26/2002           34,000
North America
---------------------------------------------------------------------------------------
CIT Group                        75,000      2.03+           9/13/2002           75,051
Holdings, Inc.
---------------------------------------------------------------------------------------
Credit Suisse First              25,000      1.88+           5/09/2002           25,000
Boston Inc.
---------------------------------------------------------------------------------------
DaimlerChrysler                  10,401      2.21           11/06/2002           10,403
Auto 2001-D
---------------------------------------------------------------------------------------
Goldman Sachs                    27,000      2.23+           5/13/2003           27,000
Group, Inc.
---------------------------------------------------------------------------------------
Household                       100,000      1.93+           2/18/2003          100,000
Finance Corp.
---------------------------------------------------------------------------------------
Morgan Stanley,                  50,000      1.92+           5/16/2003           50,000
Dean Witter & Co.
---------------------------------------------------------------------------------------
National Rural                   22,000      1.85+           8/09/2002           21,974
Utilities Cooperative
Finance Corp.
---------------------------------------------------------------------------------------
Strategic Money                 175,000      2.019+          9/24/2002          174,965
Market Trust
2001-H
---------------------------------------------------------------------------------------
Toyota Motor Credit             100,000      1.82+          12/24/2002          100,000
Corp.
---------------------------------------------------------------------------------------
Total Corporate Notes
(Cost--$668,452) ..........................................................     668,393
---------------------------------------------------------------------------------------
Funding Agreements--4.6%
---------------------------------------------------------------------------------------
GE Life and Annuity              50,000      1.944+          6/03/2002           50,000
Assurance Co.
---------------------------------------------------------------------------------------
Hartford Life                    50,000      1.934+         12/02/2002           50,000
Insurance Company
---------------------------------------------------------------------------------------
Jackson National                 50,000      1.964+          5/01/2002           50,000
Life Insurance Co.               50,000      1.921+          5/01/2003           50,000
---------------------------------------------------------------------------------------
Metropolitan Life                32,000      1.994+          2/03/2003           32,000
Insurance Company
---------------------------------------------------------------------------------------
Monumental Life                  30,000      2.029+          2/14/2003           30,000
Insurance Company
---------------------------------------------------------------------------------------
New York Life                    50,000      1.944+          5/31/2002           50,000
Insurance Company
---------------------------------------------------------------------------------------
Travelers                        20,000      1.944+          3/03/2003           20,000
Insurance Company
---------------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$332,000) ..........................................................      332,000
---------------------------------------------------------------------------------------
Promissory Notes--1.1%
---------------------------------------------------------------------------------------
Goldman Sachs                    75,000      1.84+          10/10/2002           75,000
Group, Inc.
---------------------------------------------------------------------------------------
Total Promissory Notes
(Cost--$75,000) ...........................................................      75,000
---------------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Discount--2.2%
---------------------------------------------------------------------------------------
Federal Farm                      6,000      2.17            1/30/2003            5,903
Credit Bank
---------------------------------------------------------------------------------------
Federal Home                     23,272      3.82            5/24/2002           23,246
Loan Bank                        10,000      2.07           11/26/2002            9,887
---------------------------------------------------------------------------------------
Federal Home Loan                25,000      3.37            8/21/2002           24,865
Mortgage Corp                    13,900      2.10           12/27/2002           13,705
---------------------------------------------------------------------------------------
Federal National                 46,000      1.89           10/23/2002           45,577
Mortgage Association             17,000      1.91           11/05/2002           16,827
                                 17,650      2.30           11/15/2002           17,461
---------------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$157,263) ....................................     157,471
---------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                                 Face       Interest         Maturity
Issue                           Amount        Rate*            Date             Value
---------------------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Non-Discount--32.0%
---------------------------------------------------------------------------------------
Federal Farm                   $ 60,000      4.25 %          7/01/2003         $ 60,919
Credit Bank
---------------------------------------------------------------------------------------
Federal Home                     80,000      6.875           7/18/2002           80,820
Loan Bank                        37,500      1.786+          8/20/2002           37,499
                                150,000      1.743+          8/23/2002          150,000
                                 60,000      6.375          11/15/2002           61,346
                                 25,000      5.25            1/10/2003           25,156
                                 37,500      1.738+          2/20/2003           37,496
                                100,000      1.74+           2/28/2003           99,951
                                200,000      1.78+           3/12/2003          199,897
                                 78,000      4.50            4/25/2003           79,348
                                 87,000      4.50            5/15/2003           88,628
                                 55,000      1.82+           6/17/2003           55,003
                                 75,000      1.84+           9/15/2003           74,992
---------------------------------------------------------------------------------------
Federal Home                     25,000      5.50            5/15/2002           25,032
Loan Mortgage Corp.              65,000      4.75            3/15/2003           66,205
                                 14,000      3.70            1/16/2004           14,043
---------------------------------------------------------------------------------------
Federal National                 25,000      6.375          10/15/2002           25,480
Mortgage Association             56,000      1.753+         12/05/2002           55,990
                                100,000      1.795+         12/18/2002          100,018
                                 50,000      1.78+           2/03/2003           50,000
                                 63,200      5.00            2/14/2003           64,434
                                100,000      1.808+          2/19/2003          100,007
                                 52,000      5.75            4/15/2003           53,496
                                 40,000      4.625           5/15/2003           40,789
                                110,000      1.728+          6/09/2003          109,936
                                 47,000      1.81+           6/16/2003           46,997
                                 30,000      1.68+           8/01/2003           29,993
                                140,000      1.96+           1/14/2004          140,000
                                 19,000      3.75            5/12/2004           19,000
---------------------------------------------------------------------------------------
Student Loan                    100,000      2.20+          12/06/2002          100,127
Marketing                        50,000      1.87+           7/10/2003           50,000
Association                      50,000      1.93+           1/09/2004           50,000
                                 80,000      1.94+           2/12/2004           79,972
---------------------------------------------------------------------------------------
US Treasury Notes                27,000      5.75           10/31/2002           27,518
---------------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Non-Discount
(Cost--$2,294,132) ........................................................   2,300,092
---------------------------------------------------------------------------------------

 Face
Amount                           Issue
---------------------------------------------------------------------------------------
Repurchase Agreements**--11.6%
---------------------------------------------------------------------------------------
$135,000                HSBC Securities USA Inc.,
                        purchased on 4/30/2002 to
                        yield 1.87% on 5/01/2002                                135,000
---------------------------------------------------------------------------------------
 349,971                J.P. Morgan Securities Inc.,
                        purchased on 4/30/2002 to yield
                        1.92% on 5/01/2002                                      349,971
---------------------------------------------------------------------------------------
 350,000                UBS Warburg LLC, purchased
                        on 4/30/2002 to yield
                        1.92% on 5/01/2002                                      350,000
---------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$834,971) ..........................................................     834,971
---------------------------------------------------------------------------------------
Total Investments (Cost--$7,334,539)--102.2% ..............................   7,340,716

Liabilities in Excess of Other Assets--(2.2%) .............................    (154,906)
                                                                             ----------

Net Assets--100.0% ........................................................  $7,185,810
                                                                             ==========

--------------------------------------------------------------------------------

 * Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at April 30, 2002.
** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
 +    Floating rate note.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 2002

Assets:         Investments, at value (identified cost--$7,334,539,016*) ....................                  $7,340,715,953
                Receivables:
                  Interest ..................................................................  $ 17,626,740
                  Beneficial interest sold ..................................................       148,706        17,775,446
                                                                                               ------------
                Prepaid registration fees and other assets ..................................                         360,859
                                                                                                               --------------
                Total assets ................................................................                   7,358,852,258
                                                                                                               --------------
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:    Payables:
                  Beneficial interest redeemed ..............................................    98,463,294
                  Securities purchased ......................................................    69,000,000
                  Investment adviser ........................................................     2,568,347
                  Distributor ...............................................................        54,070       170,085,711
                                                                                               ------------
                Accrued expenses and other liabilities ......................................                       2,957,036
                                                                                                               --------------
                Total liabilities ...........................................................                     173,042,747
                                                                                                               --------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets ..................................................................                  $7,185,809,511
                                                                                                               ==============
-----------------------------------------------------------------------------------------------------------------------------
Net Assets      Class I Shares of beneficial interest, $.10 par value, unlimited number
Consist of:     of shares authorized ........................................................                  $  688,393,698
                Class II Shares of beneficial interest, $.10 par value, unlimited number
                of shares authorized ........................................................                      29,569,559
                Paid-in capital in excess of par ............................................                   6,461,669,317
                Unrealized appreciation on investments--net .................................                       6,176,937
                                                                                                               --------------
                Net assets ..................................................................                  $7,185,809,511
                                                                                                               ==============
-----------------------------------------------------------------------------------------------------------------------------
Net Asset       Class I--Based on net assets of $6,889,636,984 and 6,883,936,983
Value:          shares outstanding ..........................................................                  $         1.00
                                                                                                               ==============
                Class II--Based on net assets of $296,172,527 and 295,695,592
                shares outstanding ..........................................................                  $         1.00
                                                                                                               ==============
-----------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of April 30, 2002, net unrealized appreciation for Federal income tax purposes amounted to $6,176,937, of which $6,480,378 related to appreciated securities and $303,441 related to depreciated securities.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

Statement of Operations

                                                                                                   For the Six Months Ended
                                                                                                             April 30, 2002
---------------------------------------------------------------------------------------------------------------------------
Investment Income:    Interest and amortization of premium and discount earned ..........                     $  87,188,335
---------------------------------------------------------------------------------------------------------------------------
Expenses:             Investment advisory fees ..........................................  $ 14,603,915
                      Transfer agent fees--Class I ......................................     5,202,029
                      Accounting services ...............................................       508,768
                      Distribution fees--Class II .......................................       324,854
                      Printing and shareholder reports ..................................       272,277
                      Transfer agent fees--Class II .....................................       236,695
                      Custodian fees ....................................................       127,119
                      Professional fees .................................................        56,320
                      Trustees' fees and expenses .......................................        48,937
                      Registration fees .................................................        36,996
                      Pricing services ..................................................         7,146
                      Other .............................................................        52,464
                                                                                           ------------
                      Total expenses ....................................................                        21,477,520
                                                                                                              -------------
                      Investment income--net ............................................                        65,710,815
                                                                                                              -------------
---------------------------------------------------------------------------------------------------------------------------
Realized &            Realized gain on investments--net .................................                           237,731
Unrealized Gain       Change in unrealized appreciation on investments--net .............                       (10,793,353)
(Loss) on                                                                                                     -------------
Investments--Net:     Total realized and unrealized loss on investments--net ............                       (10,555,622)
                                                                                                              -------------
                      Net Increase in Net Assets Resulting from Operations ..............                     $  55,155,193
                                                                                                              =============
---------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

Statements of Changes in Net Assets

                                                                                         For the Six           For the
                                                                                         Months Ended         Year Ended
                                                                                           April 30,          October 31,
Increase (Decrease) in Net Assets:                                                           2002                2001
---------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net .......................................    $    65,710,815     $   401,906,251
                      Realized gain on investments--net ............................            237,731           1,764,828
                      Change in unrealized appreciation on investments--net ........        (10,793,353)         16,845,955
                                                                                        ---------------     ---------------
                      Net increase in net assets resulting from operations .........         55,155,193         420,517,034
                                                                                        ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------
Dividends &           Investment income--net:
Distributions to        Class I ....................................................        (63,147,815)       (381,185,133)
Shareholders:           Class II ...................................................         (2,563,000)        (20,721,118)
                      Realized gain on investments--net:
                        Class I ....................................................           (227,227)         (1,671,977)
                        Class II ...................................................            (10,504)            (92,851)
                                                                                        ---------------     ---------------
                      Net decrease in net assets resulting from dividends and
                      distributions to shareholders ................................        (65,948,546)       (403,671,079)
                                                                                        ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------
Beneficial Interest   Net decrease in net assets derived from beneficial
Transactions:         interest transactions ........................................       (763,802,708)     (1,953,361,744)
                                                                                        ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total decrease in net assets .................................       (774,596,061)     (1,936,515,789)
                      Beginning of period ..........................................      7,960,405,572       9,896,921,361
                                                                                        ---------------     ---------------
                      End of period ................................................    $ 7,185,809,511     $ 7,960,405,572
                                                                                        ===============     ===============
---------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

Financial Highlights

                                                                                              Class I
                                                               --------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six
from information provided in the financial statements.          Months Ended               For the Year Ended October 31,
                                                                  April 30,   -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ......  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
Operating                                                       -----------   -----------   -----------   -----------   -----------
Performance:       Investment income--net ....................        .0087         .0460         .0583         .0474         .0517
                   Realized and unrealized gain (loss) on
                   investments--net ..........................       (.0014)        .0021         .0010        (.0012)        .0004
                                                                -----------   -----------   -----------   -----------   -----------
                   Total from investment operations ..........        .0073         .0481         .0593         .0462         .0521
                                                                -----------   -----------   -----------   -----------   -----------
                   Less dividends and distributions:
                     Investment income--net ..................       (.0087)       (.0460)       (.0583)       (.0474)       (.0517)
                     Realized gain on investments--net .......           --+       (.0002)           --            --        (.0001)
                                                                -----------   -----------   -----------   -----------   -----------
                   Total dividends and distributions .........       (.0087)       (.0462)       (.0583)       (.0474)       (.0518)
                                                                -----------   -----------   -----------   -----------   -----------
                   Net asset value, end of period ............  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                                ===========   ===========   ===========   ===========   ===========
                   Total investment return ...................         .88%*        4.73%         5.93%         4.84%         5.31%
                                                                ===========   ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses ..................................         .57%*         .58%          .51%          .50%          .55%
Net Assets:                                                     ===========   ===========   ===========   ===========   ===========
                   Investment income and realized gain
                   on investments--net .......................        1.78%*        4.68%         5.76%         4.75%         5.19%
                                                                ===========   ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands) ..  $ 6,889,637   $ 7,594,189   $ 9,303,582   $13,865,025   $13,917,721
Data:                                                           ===========   ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                             Class II
                                                               -------------------------------------------------------------------
                                                                                                                         For the
The following per share data and ratios have been derived      For the Six                 For the Year                  Period
from information provided in the financial statements.         Months Ended              Ended October 31,            Oct. 5, 1998+
                                                                 April 30,    -------------------------------------    to Oct. 31,
Increase (Decrease) in Net Asset Value:                            2002           2001         2000        1999           1998
----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ....   $      1.00    $      1.00  $      1.00  $      1.00   $       1.00
Operating                                                      -----------    -----------  -----------  -----------   ------------
Performance:       Investment income--net ..................         .0077          .0440        .0566        .0454          .0037
                   Realized and unrealized gain (loss) on
                   investments--net ........................        (.0014)         .0021        .0010       (.0019)         .0010
                                                               -----------    -----------  -----------  -----------   ------------
                   Total from investment operations ........         .0063          .0461        .0576        .0435          .0047
                                                               -----------    -----------  -----------  -----------   ------------
                   Less dividends and distributions:
                     Investment income--net ................        (.0077)        (.0440)      (.0566)      (.0454)        (.0037)
                     Realized gain on investments--net .....            --++       (.0002)          --           --             --++
                                                               -----------    -----------  -----------  -----------   ------------
                   Total dividends and distributions .......        (.0077)        (.0442)      (.0566)      (.0454)        (.0037)
                                                               -----------    -----------  -----------  -----------   ------------
                   Net asset value, end of period ..........   $      1.00    $      1.00  $      1.00  $      1.00   $       1.00
                                                               ===========    ===========  ===========  ===========   ============
                   Total investment return .................          .79%*         4.52%        5.72%        4.63%          5.16%*
                                                               ===========    ===========  ===========  ===========   ============
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses ................................          .77%*          .79%         .71%         .71%           .72%*
Net Assets:                                                    ===========    ===========  ===========  ===========   ============
                   Investment income and realized gain on
                   investments--net ........................         1.58%*         4.57%        5.52%        4.54%          4.69%*
                                                               ===========    ===========  ===========  ===========   ============
----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands).   $   296,173    $   366,217  $   593,339  $ 1,364,735   $     56,385
Data:                                                          ===========    ===========  ===========  ===========   ============
----------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
 +    Commencement of operations.
++    Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers two classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2002, the Fund reimbursed MLIM $58,958 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $763,802,708 and $1,953,361,744 for the six months ended April 30, 2002 and for the year ended October 31, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares
For the Six Months                                                  Dollar
Ended April 30, 2002                         Shares                 Amount
-------------------------------------------------------------------------------
Shares sold .....................         9,855,695,815        $  9,855,695,815
Shares issued to shareholders
in reinvestment
of dividends and
distributions ...................            63,356,073              63,356,073
                                        ---------------        ----------------
Total issued ....................         9,919,051,888           9,919,051,888
Shares redeemed .................       (10,613,278,596)        (10,613,278,596)
                                        ---------------        ----------------
Net decrease ....................          (694,226,708)       $   (694,226,708)
                                        ===============        ================
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 2001                       Shares                 Amount
-------------------------------------------------------------------------------
Shares sold .....................        19,723,653,270        $ 19,723,653,270
Shares issued to shareholders
in reinvestment
of dividends and
distributions ...................           382,786,338             382,786,338
                                        ---------------        ----------------
Total issued ....................        20,106,439,608          20,106,439,608
Shares redeemed .................       (21,831,798,165)        (21,831,798,165)
                                        ---------------        ----------------
Net decrease ....................        (1,725,358,557)       $ (1,725,358,557)
                                        ===============        ================
-------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

-------------------------------------------------------------------------------
Class II Shares
For the Six Months                                                    Dollar
Ended April 30, 2002                            Shares                Amount
-------------------------------------------------------------------------------
Shares sold .........................         121,498,917         $ 121,498,917
Shares issued to shareholders
in reinvestment
of dividends and
distributions .......................           2,567,940             2,567,940
                                             ------------         -------------
Total issued ........................         124,066,857           124,066,857
Shares redeemed .....................        (193,642,857)         (193,642,857)
                                             ------------         -------------
Net decrease ........................         (69,576,000)        $ (69,576,000)
                                             ============         =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2001                          Shares                Amount
-------------------------------------------------------------------------------
Shares sold .........................         233,447,628         $ 233,447,628
Shares issued to shareholders
in reinvestment
of dividends and
distributions .......................          20,809,117            20,809,117
                                             ------------         -------------
Total issued ........................         254,256,745           254,256,745
Shares redeemed .....................        (482,259,932)         (482,259,932)
                                             ------------         -------------
Net decrease ........................        (228,003,187)        $(228,003,187)
                                             ============         =============
-------------------------------------------------------------------------------

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the six months ended April 30, 2002.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2002

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

[LOGO] Merrill Lynch  Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper              #10262--4/02